UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21371
                                                     ---------

                              Phoenix Adviser Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                Kevin J. Carr, Esq.                   John R. Flores, Esq.
       Vice President, Chief Legal Officer,              Vice President
       Counsel and Secretary for Registrant       Litigation/Employment Counsel
          Phoenix Life Insurance Company         Phoenix Life Insurance Company
                 One American Row                       One American Row
                Hartford, CT 06102                     Hartford, CT 06102
       ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                    Date of reporting period: August 31, 2005
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
SEMIANNUAL REPORT

  o PHOENIX FOCUSED VALUE FUND
        FORMERLY JANUS ADVISER:  FOCUSED VALUE FUND
  o PHOENIX FOREIGN OPPORTUNITIES FUND
        FORMERLY JANUS ADVISER:  INTERNATIONAL EQUITY FUND


                                [GRAPHIC OMITTED]

                               Get Fund documents
                               by e-mail instead.

                              Eligible shareholders
                           may sign up for E-Delivery
                               at PhoenixFunds.com


TRUST NAME: PHOENIX ADVISER TRUST

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

     ----------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     ----------------------------------------------------------------------

   This report is not authorized for distribution to prospective investors in the Phoenix Adviser Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund for the six months ended August 31, 2005.

      As of late summer, the United States economy was growing at a more moderate pace than we experienced in 2004. Inflation concerns seemed to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") continued to tighten interest rates and instituted its tenth consecutive 25 basis point rate hike on August 9. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declined. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.


Sincerely,

/s/ Philip R. McLoughlin
------------------------
Philip R. McLoughlin
Chairman, Phoenix Funds

SEPTEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................    3
Phoenix Focused Value Fund ................................................    4
Phoenix Foreign Opportunities Fund ........................................   10
Notes to Financial Statements .............................................   17
Board of Trustees' Consideration of Investment Advisory and
   Subadvisory Agreements .................................................   22
Results of Shareholder Meeting ............................................   24



--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

NEW YORK SHARES (GUILDER SHARES)
Shares representing Dutch companies that are not permitted to trade outside of national borders.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX FOCUSED VALUE FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Focused Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                Beginning           Ending        Expenses Paid
Focused Value Fund            Account Value      Account Value        During
      Class A              February 28, 2005    August 31, 2005       Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $  981.50          $5.74
Hypothetical (5% return
  before expenses)              1,000.00            1,019.34           5.87

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
Focused Value Fund             Account Value     Account Value        During
      Class C              February 28, 2005    August 31, 2005      Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $  977.00          $9.47
Hypothetical (5% return
  before expenses)              1,000.00            1,015.51           9.70

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 1.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Focused Value Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                         8/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials               51%
Consumer Discretionary   17
Consumer Staples         12
Health Care               5
Other                    15

                          SCHEDULE OF INVESTMENTS
                              AUGUST 31, 2005
                                (UNAUDITED)

                                                       SHARES        VALUE
                                                      --------    -----------
DOMESTIC COMMON STOCKS--75.2%

APPAREL RETAIL--3.5%
TJX Cos., Inc. (The) ..............................    110,300   $  2,306,373

APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
Liz Claiborne, Inc. ...............................     36,700      1,505,801

ASSET MANAGEMENT & CUSTODY BANKS--2.8%
State Street Corp. ................................     38,100      1,841,373

BROADCASTING & CABLE TV--3.5%
Entercom Communications Corp.(b) ..................     34,500      1,154,025
Saga Communications, Inc. Class A(b) ..............     80,325      1,166,319
                                                                 ------------
                                                                    2,320,344
                                                                 ------------

CASINOS & GAMING--1.1%
International Game Technology .....................     25,200        698,544

CONSUMER FINANCE--1.8%
American Express Co. ..............................     21,800      1,204,232

DIVERSIFIED BANKS--3.9%
Wells Fargo & Co. .................................     42,800      2,551,736

HEALTH CARE FACILITIES--4.7%
HCA, Inc. .........................................     21,300      1,050,090
Health Management Associates, Inc. Class A ........     57,300      1,393,536
Universal Health Services, Inc. Class B ...........     12,850        656,763
                                                                 ------------
                                                                    3,100,389
                                                                 ------------
HOME FURNISHINGS--2.4%
Mohawk Industries, Inc.(b) ........................     18,850      1,609,413




                                                       SHARES        VALUE
                                                      --------    -----------
HYPERMARKETS & SUPER CENTERS--2.2%
Wal-Mart Stores, Inc. .............................     33,000   $  1,483,680

MOTORCYCLE MANUFACTURERS--2.2%
Harley-Davidson, Inc. .............................     29,700      1,463,022

MULTI-LINE INSURANCE--4.9%
American International Group, Inc. ................     54,800      3,244,160

PACKAGED FOODS & MEATS--1.6%
General Mills, Inc. ...............................     23,000      1,060,760

PROPERTY & CASUALTY INSURANCE--20.3%
Berkshire Hathaway, Inc.(b) .......................        137     11,391,550
Chubb Corp. (The) .................................      1,900        165,224
Cincinnati Financial Corp. ........................     35,092      1,438,070
Markel Corp.(b) ...................................        570        185,108
Old Republic International Corp. ..................     10,737        270,250
                                                                 ------------
                                                                   13,450,202
                                                                 ------------

REGIONAL BANKS--5.4%
Fifth Third Bancorp ...............................     87,000      3,602,670

SOFT DRINKS--0.4%
Coca-Cola Co. (The) ...............................      6,300        277,200

THRIFTS & MORTGAGE FINANCE--12.2%
Fannie Mae ........................................     49,974      2,550,673
Freddie Mac .......................................     63,700      3,846,206
Golden West Financial Corp. .......................     27,900      1,701,621
                                                                 ------------
                                                                    8,098,500
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $47,051,064)                                      49,818,399
-----------------------------------------------------------------------------



                     See Notes to Financial Statements

Phoenix Focused Value Fund

                                                       SHARES        VALUE
                                                      --------    -----------
FOREIGN COMMON STOCKS(c)--10.3%

DISTILLERS & VINTNERS--3.8%
Diageo plc Sponsored ADR (United Kingdom) .........     44,100   $  2,545,011

PACKAGED FOODS & MEATS--4.1%
Cadbury Schweppes plc Sponsored ADR
(United Kingdom) ..................................      8,400        334,992

Nestle S.A. Sponsored ADR (Switzerland) ...........     33,700      2,356,550
                                                                 ------------
                                                                    2,691,542
                                                                 ------------

SPECIALTY STORES--2.4%
Signet Group plc ADR (United Kingdom) .............     79,200      1,573,704
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,395,850)                                        6,810,257
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--85.5%
(IDENTIFIED COST $53,446,914)                                      56,628,656
-----------------------------------------------------------------------------


                                                     PAR VALUE
                                                       (000)
                                                      --------

SHORT-TERM INVESTMENTS--14.5%

COMMERCIAL PAPER--14.5%
Govco, Inc. 3.55%, 9/1/05 .........................  $   1,650      1,650,000
Honeywell International, Inc. 3.47%, 9/2/05 .......      1,695      1,694,837
Sysco Corp. 3.52%, 9/8/05 .........................      1,770      1,768,788
Danske Corp. 3.53%, 9/12/05 .......................      1,000        998,921
Old Line Funding Corp. 3.56%, 9/27/05 .............      2,100      2,094,601
Ranger Funding Co. LLC 3.55%, 9/27/05 .............      1,380      1,376,462
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,583,609)                                        9,583,609
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $63,030,523)                                      66,212,265(a)
Other assets and liabilities, net--0.0%                                 8,385
                                                                 ------------
NET ASSETS--100.0%                                               $ 66,220,650
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,102,478 and gross depreciation of $1,920,736 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $63,030,523.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                     See Notes to Financial Statements

Phoenix Focused Value Fund

                    STATEMENT OF ASSETS AND LIABILITIES
                              AUGUST 31, 2005
                                (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $63,030,523)                                  $66,212,265
Receivables
   Investment securities sold                                         887,495
   Dividends and interest                                              54,250
   Fund shares sold                                                    20,260
Prepaid expenses                                                        1,676
                                                                  -----------
   Total assets                                                    67,175,946
                                                                  -----------
LIABILITIES
Cash overdraft                                                        165,986
Payables
   Investment securities purchased                                    513,448
   Fund shares repurchased                                            181,145
   Investment advisory fee                                             22,858
   Distribution and service fees                                       16,746
   Transfer agent fee                                                  16,316
   Financial agent fee                                                  6,078
   Trustees' fee                                                          806
Accrued expenses                                                       31,913
                                                                  -----------
   Total liabilities                                                  955,296
                                                                  -----------
NET ASSETS                                                        $66,220,650
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $59,940,866
Undistributed net investment income                                   106,613
Accumulated net realized gain                                       2,991,429
Net unrealized appreciation                                         3,181,742
                                                                  -----------
NET ASSETS                                                        $66,220,650
                                                                  ===========

CLASS A
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $62,469,445)                 3,232,069
Net asset value per share                                              $19.33
Offering price per share $19.33/(1-5.75%)                              $20.51

CLASS C
Shares of beneficial interest outstanding, $0.001 par value,
   unlimited authorization (Net Assets $3,751,205)                    199,961
Net asset value and offering price per share                           $18.76



                          STATEMENT OF OPERATIONS
                         SIX MONTHS AUGUST 31, 2005
                                (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $   512,169
Interest                                                              144,843
Foreign taxes withheld                                                 (9,587)
                                                                  -----------
     Total investment income                                          647,425
                                                                  -----------
EXPENSES
Investment advisory fee                                               329,914
Service fees, Class A                                                  36,517
Distribution and service fees, Class C                                 18,037
Distribution and service fees, Investor Class                          49,613
Distribution and service fees, Class I                                  2,852
Financial agent fee                                                    14,301
Administration fee                                                     29,992
Trustees                                                               39,142
Transfer agent                                                         37,253
Printing                                                               34,922
Professional                                                           23,828
Custodian                                                              20,225
Registration                                                           12,674
Miscellaneous                                                           8,135
                                                                  -----------
     Total expenses                                                   657,405
     Less expenses reimbursed by investment adviser                  (191,151)
                                                                  -----------
     Net expenses                                                     466,254
                                                                  -----------
NET INVESTMENT INCOME                                                 181,171
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments                                    2,957,539
Net change in unrealized appreciation (depreciation)
  on investments                                                   (4,688,655)
                                                                  -----------
NET LOSS ON INVESTMENTS                                            (1,731,116)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,549,945)
                                                                  ===========




                     See Notes to Financial Statements

Phoenix Focused Value Fund

                     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six Months
                                                                                                   Ended
                                                                                             August 31, 2005     Year Ended
                                                                                                (Unaudited)   February 28, 2005
                                                                                             ---------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                                                                 $    181,171      $     61,654
  Net realized gain (loss)                                                                        2,957,539         6,273,086
  Net change in unrealized appreciation (depreciation)                                           (4,688,655)       (4,344,567)
  Payment by affiliate (Note 3)                                                                          --               585
                                                                                               ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (1,549,945)        1,990,758
                                                                                               ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                                     (9,174)               --
  Net investment income, Class C                                                                     (3,745)               --
  Net investment income, Investor Class                                                            (117,053)               --
  Net investment income, Class I                                                                     (6,240)               --
  Net realized long-term gains, Class A                                                            (232,762)         (544,740)
  Net realized long-term gains, Class C                                                            (180,721)         (279,447)
  Net realized long-term gains, Investor Class                                                   (3,003,384)       (7,871,175)
  Net realized long-term gains, Class I                                                            (181,221)         (539,295)
                                                                                               ------------      ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        (3,734,300)       (9,234,657)
FROM SHARE TRANSACTIONS                                                                        ------------      ------------
CLASS A
   Proceeds from sales of shares (32,611 and 101,198 shares, respectively)                          647,715         2,192,726
   Net asset value of shares issued from reinvestment of distributions
     (12,025 and 24,980 shares, respectively)                                                       235,578           520,067
   Proceeds from shares issued in connection with reclassification from
     Investor Class shares (2,994,554 and 0 shares, respectively) (See Note 9)                   59,058,124                --
   Proceeds from shares issued in connection with reclassification from
     Class I shares (180,929 and 0 shares, respectively) (See Note 9)                             3,568,308                --
   Cost of shares repurchased (234,874 and 44,413 shares, respectively)                          (4,631,083)         (941,410)
                                                                                               ------------      ------------
Total                                                                                            58,878,642         1,771,383
                                                                                               ------------      ------------
CLASS C
   Proceeds from sales of shares (20,683 and 80,521 shares, respectively)                           400,123         1,653,395
   Net asset value of shares issued from reinvestment of
     distributions (9,411 and 13,098 shares, respectively)                                          179,381           267,204
   Cost of shares repurchased (3,925 and 1,601 shares, respectively)                                (76,812)          (32,119)
                                                                                               ------------      ------------
Total                                                                                               502,692         1,888,480
                                                                                               ------------      ------------
INVESTOR CLASS
   Proceeds from sales of shares (104,213 and 855,396 shares, respectively)                       2,119,477        18,185,566
   Net asset value of shares issued from reinvestment
     of distributions (156,298 and 371,642 shares, respectively)                                  3,050,945         7,716,353
   Value of shares liquidated in connection with reclassification to
     Class A shares (3,005,502 and 0 shares, respectively) (See Note 9)                         (59,058,124)               --
   Cost of shares repurchased (680,869 and 893,222 shares, respectively)                        (13,656,695)      (18,910,696)
                                                                                               ------------      ------------
Total                                                                                           (67,544,397)        6,991,223
                                                                                               ------------      ------------
CLASS I
   Proceeds from sales of shares (1,207 and 4,089 shares, respectively)                              24,188            88,692
   Net asset value of shares issued from reinvestment of distributions
     (9,048 and 23,197 shares, respectively)                                                        176,169           480,968
   Value of shares liquidated in connection with reclassification to
     Class A shares (182,057 and 0 shares, respectively) (See Note 9)                            (3,568,308)               --
   Cost of shares repurchased (19,186 and 93,596 shares, respectively)                             (382,874)       (1,989,941)
                                                                                               ------------      ------------
Total                                                                                            (3,750,825)       (1,420,281)
                                                                                               ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    (11,913,888)        9,230,805
                                                                                               ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (17,198,133)        1,986,906

NET ASSETS
   Beginning of period                                                                           83,418,783        81,431,877
                                                                                               ------------      ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $106,613 AND $61,654, RESPECTIVELY)                                                       $ 66,220,650      $ 83,418,783
                                                                                               ============      ============


                     See Notes to Financial Statements

Phoenix Focused Value Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                              ----------------------------------------------------
                                                SIX MONTHS                       FOR THE PERIOD
                                                   ENDED          YEAR ENDED   JANUARY 1, 2004 TO
                                              AUGUST 31, 2005    FEBRUARY 28,     FEBRUARY 29,
                                                (UNAUDITED)          2005            2004
Net asset value, beginning of period               $20.74            $22.69          $21.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                         0.03(6)           0.03              --(2)
Net realized and unrealized gain (loss)             (0.40)             0.48            0.87
                                                   ------            ------          ------
TOTAL FROM INVESTMENT OPERATIONS                    (0.37)             0.51            0.87
                                                   ------            ------          ------
LESS DISTRIBUTIONS
Dividends from net investment income                (0.04)               --              --
Distributions from net realized gains               (1.00)            (2.46)             --
                                                   ------            ------          ------
TOTAL DISTRIBUTIONS                                 (1.04)            (2.46)             --
                                                   ------            ------          ------
Change in net asset value                           (1.41)            (1.95)           0.87
                                                   ------            ------          ------
NET ASSET VALUE, END OF PERIOD                     $19.33            $20.74          $22.69
                                                   ======            ======          ======
Total return(1)                                     (1.85)%(5)         2.45%           3.99 %(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $62,469            $5,120          $3,746
RATIO TO AVERAGE NET ASSETS OF:
Net operating expenses                               1.15 %(4)         1.15%           1.15 %(4)
Gross operating expenses                             1.52 %(4)         1.85%           1.96 %(4)
   Net investment income (loss)                      0.27 %(4)         0.18%          (0.33)%(4)
Portfolio turnover                                     18 %(5)           40%             55 %(4)

                                                             CLASS A
                                            --------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------
                                             2003         2002          2001           2000
Net asset value, beginning of period        $18.64        $19.86        $19.29         $14.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                  0.03         (0.09)        (0.12)          0.02
Net realized and unrealized gain (loss)       4.47         (0.33)         0.71           5.00
                                            ------        ------        ------         ------
TOTAL FROM INVESTMENT OPERATIONS              4.50         (0.42)         0.59           5.02
                                            ------        ------        ------         ------
LESS DISTRIBUTIONS
Dividends from net investment income            --            --         (0.02)            --
Distributions from net realized gains        (1.32)        (0.80)           --             --
                                            ------        ------        ------         ------
TOTAL DISTRIBUTIONS                          (1.32)        (0.80)        (0.02)            --
                                            ------        ------        ------         ------
Change in net asset value                     3.18         (1.22)         0.57           5.02
                                            ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD              $21.82        $18.64        $19.86         $19.29
                                            ======        ======        ======         ======
Total return(1)                              24.54 %       (2.20)%        3.06 %        35.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $3,752      $112,302       $86,157       $137,238
RATIO TO AVERAGE NET ASSETS OF:
Net operating expenses                        2.11 %        1.72 %        1.75 %(3)      1.75%
Gross operating expenses                      2.11 %        1.74 %        1.75 %(3)      1.75%
   Net investment income (loss)              (0.88)%       (0.63)%       (0.43)%         0.23%
Portfolio turnover                              21 %          76 %          66 %          104%




                                                                                 CLASS C
                                           ---------------------------------------------------------------------------------------
                                              SIX MONTHS                      FOR THE PERIOD                      FROM INCEPTION
                                                 ENDED          YEAR ENDED   JANUARY 1, 2004 TO    YEAR ENDED      OCTOBER 9, TO
                                           AUGUST 31, 2005      FEBRUARY 28,    FEBRUARY 29,      DECEMBER 31,      DECEMBER 31,
                                              (UNAUDITED)           2005           2004               2003             2002

Net asset value, beginning of period             $20.23             $22.35         $21.52            $18.60            $17.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   (0.02)(6)          (0.04)            --(2)          (0.07)            (0.06)
   Net realized and unrealized gain (loss)        (0.43)              0.38           0.83              4.31              1.97
                                                 ------             ------         ------            ------            ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.45)              0.34           0.83              4.24              1.91
                                                 ------             ------         ------            ------            ------
LESS DISTRIBUTIONS
   Distributions from net investment income       (0.02)                --             --                --                --
   Distributions from net realized gains          (1.00)             (2.46)            --             (1.32)            (0.80)
                                                 ------             ------         ------            ------            ------
     TOTAL DISTRIBUTIONS                          (1.02)             (2.46)            --             (1.32)            (0.80)
                                                 ------             ------         ------            ------            ------
Change in net asset value                         (1.47)             (2.12)          0.83              2.92              1.11
                                                 ------             ------         ------            ------            ------
NET ASSET VALUE, END OF PERIOD                   $18.76             $20.23         $22.35            $21.52            $18.60
                                                 ======             ======         ======            ======            ======
Total return(1)                                   (2.30)%(5)          1.68 %         3.86 %(5)        23.18 %           10.82 %(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $3,751             $3,516         $1,827            $1,344              $355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.90 %(4)          1.90 %         1.90 %(4)         3.16 %            2.72 %(4)
   Gross operating expenses                        2.43 %(4)          2.59 %         2.72 %(4)         3.16 %            2.74 %(4)
   Net investment income (loss)                   (0.18)%(4)         (0.57)%        (1.05)%(4)        (1.81)%           (1.63)%(4)
Portfolio turnover                                   18 %(5)            40 %           55 %(4)           21 %              76 %(4)

(1) Sales charges are not reflected in total return calculation.
(2) Amount is less than $0.01.
(3) Expense ratio increased by 0.29% as a result of a change in accounting principle related to the recording of redemption fees.
    Prior year numbers have not been restated to reflect this change.
(4) Annualized.
(5) Not Annualized.
(6) Computed using average shares outstanding.

                     See Notes to Financial Statements

PHOENIX FOREIGN OPPORTUNITIES FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Foreign Opportunities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                Beginning           Ending        Expenses Paid
Foreign Opportunities Fund    Account Value      Account Value        During
        Class A             February 28, 2005   August 31, 2005      Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $1,036.20          $6.42

Hypothetical (5% return
  before expenses)              1,000.00            1,018.82           6.38

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 1.25%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
Foreign Opportunities Fund    Account Value      Account Value        During
      Class C               February 28, 2005   August 31, 2005      Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $1,032.80         $10.25

Hypothetical (5% return
  before expenses)              1,000.00            1,015.00          10.21

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Foreign Opportunities Fund
--------------------------------------------------------------------------------
  COUNTRY WEIGHTINGS (UNAUDITED)                                        8/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

United Kingdom       30%
Switzerland          11
Australia            10
Spain                 9
India                 7
Japan                 7
South Korea           6
Other                20

                          SCHEDULE OF INVESTMENTS
                              AUGUST 31, 2005
                                (UNAUDITED)


                                                       SHARES        VALUE
                                                      --------    -----------
FOREIGN COMMON STOCKS(b)--97.5%

AUSTRALIA--9.6%
Macquarie Airports (Airport Services) .............    543,174   $  1,313,975

Macquarie Bank Ltd. (Investment Banking
& Brokerage) ......................................     69,300      3,321,132

TABCORP Holdings Ltd. (Casinos & Gaming) ..........     97,339      1,216,183

Westfield Group (Real Estate Management &
Development) ......................................    165,521      2,187,668

Woolworths Ltd. (Food Retail) .....................    131,710      1,623,675
                                                                 ------------
                                                                    9,662,633
                                                                 ------------

BELGIUM--2.0%
Colruyt SA (Food Retail) ..........................     15,000      1,997,938

BRAZIL--2.9%
Banco Itau Holding Financeira S.A. (Regional Banks)      6,333      1,319,263
Souza Cruz S.A. (Tobacco) .........................    139,000      1,587,561
                                                                 ------------
                                                                    2,906,824
                                                                 ------------

CHINA--1.9%
Espirit Holdings Ltd. (Apparel Retail) ............    264,500      1,959,218

FRANCE--1.3%
M6 Metropole Television (Broadcasting & Cable TV) .     47,700      1,302,096

GERMANY--1.2%
Puma AG Rudolf Dassler Sport (Apparel,
Accessories & Luxury Goods) .......................      4,600      1,249,152

HONG KONG--0.6%
Li & Fung Ltd. (Trading Companies & Distributors) .    293,000        597,374


                                                       SHARES        VALUE
                                                      --------    -----------

INDIA--7.3%
HDFC Bank Ltd. ADR (Diversified Banks) ............     52,500   $  2,514,225

Infosys Technologies Ltd (IT Consulting &
Other Services) ...................................     70,800      3,832,315

ITC Ltd. Sponsored GDR (Tobacco) ..................     26,600      1,042,720
                                                                 ------------
                                                                    7,389,260
                                                                 ------------


IRELAND--4.7%
Anglo Irish Bank Corp. (Regional Banks) ...........    350,054      4,739,270

JAPAN--6.5%
Daito Trust Construction Co. Ltd. (Homebuilding) ..     35,900      1,503,841
Millea Holdings, Inc. (Property & Casualty Insurance)      170      2,496,418
Toyota Motor Corp. (Automobile Manufacturers) .....     63,000      2,580,629
                                                                 ------------
                                                                    6,580,888
                                                                 ------------

MEXICO--0.5%
Grupo Modelo, S.A. de C.V. (Brewers) ..............    143,700        465,639

SINGAPORE--0.9%
Singapore Airport Terminal Servises Ltd.
(Airport Services) ................................    666,900        906,148

SOUTH AFRICA--2.3%
Remgro Ltd. (Industrial Conglomerates) ............    138,000      2,290,870

SOUTH KOREA--6.3%
Amorepacific Corp. (Personal Products) ............      5,548      1,493,311
KT&G Corp. (Tobacco) ..............................     40,500      1,793,212
Lotte Chilsung Beverage Co. Ltd. (Soft Drinks) ....      1,533      1,363,608
S1 Corp. (Specialized Consumer Services) ..........     39,690      1,758,922
                                                                 ------------
                                                                    6,409,053
                                                                 ------------



                     See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                                                       SHARES        VALUE
                                                      --------    -----------

SPAIN--8.8%
Enagas (Oil & Gas Storage & Transportation) .......    278,200   $  4,832,566
Red Electrica de Espana (Electric Utilities) ......    150,800      4,075,589
                                                                 ------------
                                                                    8,908,155
                                                                 ------------

SWITZERLAND--11.0%
Kuhene & Nagel International AG (Marine) ..........      9,357      2,061,971
Lindt & Spruengli AG (Packaged Foods & Meats) .....      1,052      1,717,358

Nestle S.A. Registered Shares (Packaged Foods &
Meats) ............................................      9,950      2,797,197

Novartis AG ADR (Pharmaceuticals) .................     25,000      1,218,750
Roche Holding AG (Pharmaceuticals) ................     12,100      1,678,918
UBS AG (Diversified Capital Markets) ..............     19,400      1,591,224
                                                                 ------------
                                                                   11,065,418
                                                                 ------------

UNITED KINGDOM--29.7%
Barrat Developments plc (Homebuilding) ............    145,176      1,851,966
British American Tobacco plc (Tobacco) ............    205,020      4,136,194
Cadbury Schweppes plc (Packaged Foods & Meats) ....    255,334      2,528,227
Diageo plc (Distillers & Vintners) ................    177,860      2,548,736
Imperial Tobacco Group plc (Tobacco) ..............     63,592      1,768,858
Johnston Press plc (Publishing & Printing) ........    154,600      1,426,884
Kensington Group plc (Consumer Finance) ...........    202,200      2,331,131
Northern Rock plc (Regional Banks) ................    213,358      3,121,814
Reckitt Benckiser plc (Personal Products) .........     53,845      1,671,082
Royal Bank of Scotland Group plc (Diversified Banks)    87,595      2,568,018
Signet Group plc (Specialty Stores) ...............    782,246      1,540,950
Tesco plc (Food Retail) ...........................    751,494      4,429,401
                                                                 ------------
                                                                   29,923,261
                                                                 ------------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $87,544,013)                                      98,353,197
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $87,544,013)                                      98,353,197
--------------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------    -----------


SHORT-TERM INVESTMENTS--2.4%

COMMERCIAL PAPER--2.4%
Govco, Inc. 3.55%, 9/1/05 .........................  $     775   $    775,000
Old Line Funding Corp. 3.52%, 9/15/05 .............      1,665      1,662,721
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,437,721)                                        2,437,721
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $89,981,734) .....................               100,790,918(a)

Other assets and liabilities, net--0.1% ...........                    95,371
                                                                 ------------
NET ASSETS--100.0% ................................              $100,886,289
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,664,271 and gross depreciation of $1,235,679 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $90,362,326.
(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                     See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                 INDUSTRY DIVERSIFICATION
             AS A PERCENTAGE OF TOTAL VALUE OF
                TOTAL LONG-TERM INVESTMENTS
                        (UNAUDITED)

Airport Services                                      2.3%
Apparel Retail                                        2.0
Apparel, Accessories & Luxury Goods                   1.3
Automobile Manufacturers                              2.6
Brewers                                               0.5
Broadcasting & Cable TV                               1.3
Casinos & Gaming                                      1.2
Consumer Finance                                      2.4
Distillers & Vintners                                 2.6
Diversified Banks                                     5.2
Diversified Capital Markets                           1.6
Electric Utilities                                    4.1
Food Retail                                           8.2
Homebuilding                                          3.4
IT Consulting & Other Services                        3.9
Industrial Conglomerates                              2.3
Investment Banking & Brokerage                        3.4
Marine                                                2.1
Oil & Gas Storage & Transportation                    4.9
Packaged Foods & Meats                                7.2
Personal Products                                     3.2
Pharmaceuticals                                       2.9
Property & Casualty Insurance                         2.5
Publishing & Printing                                 1.5
Real Estate Management & Development                  2.2
Regional Banks                                        9.3
Soft Drinks                                           1.4
Specialized Consumer Services                         1.8
Specialty Stores                                      1.6
Tobacco                                              10.5
Trading Companies & Distributors                      0.6
                                                    -----
                                                    100.0%
                                                    =====


                     See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                    STATEMENT OF ASSETS AND LIABILITIES
                              AUGUST 31, 2005
                                (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $89,981,734)                                 $ 100,790,918
Cash                                                                    85,196
Receivables
   Investment securities sold                                          385,603
   Fund shares sold                                                    180,965
   Dividends and interest                                              137,968
   Tax reclaims                                                         33,238
Prepaid expenses                                                         2,060
                                                                 -------------
      Total assets                                                 101,615,948
                                                                 -------------
LIABILITIES
Payables
   Investment securities purchased                                     479,128
   Fund shares repurchased                                             102,754
   Investment advisory fee                                              39,781
   Transfer agent fee                                                   32,666
   Distribution and service fees                                        21,371
   Financial agent fee                                                   6,799
   Trustees' fee                                                           806
Accrued expenses                                                        46,354
                                                                 -------------
      Total liabilities                                                729,659
                                                                 -------------
NET ASSETS                                                       $ 100,886,289
                                                                 =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $88,397,772
Undistributed net investment income                                    442,791
Accumulated net realized gain                                        1,282,918
Net unrealized appreciation                                         10,762,808
                                                                 -------------
NET ASSETS                                                       $ 100,886,289
                                                                 =============

CLASS A
Shares of beneficial interest outstanding, $0.001 par
   value, unlimited authorization (Net Assets $100,106,143)          5,125,496
Net asset value per share                                               $19.53
Offering price per share $19.53/(1-5.75%)                               $20.72


CLASS C
Shares of beneficial interest outstanding, $0.001 par
   value, unlimited authorization (Net Assets $780,146)                 39,908
Net asset value and offering price per share                            $19.55


                          STATEMENT OF OPERATIONS
                         SIX MONTHS AUGUST 31, 2005
                                (UNAUDITED)

INVESTMENT INCOME
Dividend income                                                    $1,777,628
Interest income                                                        40,738
Foreign taxes withheld                                               (104,208)
                                                                   ----------
      Total investment income                                       1,714,158
                                                                   ----------
EXPENSES
Investment advisory fee                                               454,404
Service fees, Class A                                                  46,981
Distribution and service fees, Class C                                    972
Distribution and service fees, Investor Class                          54,775
Distribution and service fees, Class I                                    821
Financial agent fee                                                    15,999
Administration fee                                                     30,205
Trustees                                                               78,383
Transfer agent                                                         67,189
Custodian                                                              49,654
Printing                                                               35,741
Professional                                                           28,885
Registration                                                           18,150
Miscellaneous                                                          18,497
                                                                   ----------
      Total expenses                                                  900,656
      Less expenses reimbursed by investment adviser                 (264,370)
                                                                   ----------
      Net expenses                                                    636,286
                                                                   ----------
NET INVESTMENT INCOME                                               1,077,872
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments                                    7,477,886
Net realized gain on foreign currency transactions                     89,363
Net change in unrealized appreciation (depreciation) on
  investments                                                      (6,148,577)
Net change in unrealized appreciation (depreciation) on foreign
  currency transactions and translation                                 3,784
                                                                   ----------
NET GAIN ON INVESTMENTS                                             1,422,456
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,500,328
                                                                   ==========


                     See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six Months
                                                                                                   Ended
                                                                                              August 31, 2005     Year Ended
                                                                                                (Unaudited)   February 28, 2005
                                                                                               ------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                                $  1,077,872      $    532,485
   Net realized gain (loss)                                                                       7,567,249         1,863,934
   Net change in unrealized appreciation (depreciation)                                          (6,144,793)        9,967,918
   Payment by affiliate (Note 3)                                                                         --             1,210
                                                                                               ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    2,500,328        12,365,547
                                                                                               ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                   (12,896)          (20,102)
   Net investment income, Class C                                                                      (334)              (25)
   Net investment income, Investor Class                                                           (399,218)         (492,034)
   Net investment income, Class I                                                                    (7,243)           (8,996)
   Net realized long-term gains, Class A                                                            (14,154)          (25,027)
   Net realized long-term gains, Class C                                                               (372)             (196)
   Net realized long-term gains, Investor Class                                                    (442,517)         (485,450)
   Net realized long-term gains, Class I                                                             (8,447)          (20,225)
                                                                                               ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (885,181)       (1,052,055)
                                                                                               ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (984,445 and 64,348 shares, respectively)                       19,040,688         1,108,625
   Net asset value of shares issued from reinvestment
      of distributions (1,033 and 2,386 shares, respectively)                                        18,970            39,123
   Proceeds from shares issued in connection with reclassification from
     Investor Class shares (4,306,343 and 0 shares, respectively) (See Note 9)                   80,965,935                --
   Proceeds from shares issued in connection with reclassification from
     Class I shares (91,555 and 0 shares, respectively) (See Note 9)                              1,721,837                --
   Cost of shares repurchased (400,534 and 19,929 shares, respectively)                          (7,612,522)         (313,107)
                                                                                               ------------      ------------
Total                                                                                            94,134,908           834,641
                                                                                               ------------      ------------
CLASS C
   Proceeds from sales of shares (40,439 and 1,288 shares, respectively)                            772,073            23,726
   Net asset value of shares issued from reinvestment of distributions
     (0 and 14 shares, respectively)                                                                     --               221
   Cost of shares repurchased (2,576 and 0 shares, respectively)                                    (49,089)               --
                                                                                               ------------      ------------
Total                                                                                               722,984            23,947
                                                                                               ------------      ------------
INVESTOR CLASS
   Proceeds from sales of shares (799,723 and 3,677,731 shares, respectively)                    15,039,510        64,149,020
   Net asset value of shares issued from reinvestment of distributions
     (45,107 and 57,665 shares, respectively)                                                       826,824           965,723
   Value of shares liquidated in connection with reclassification to
     Class A shares (4,313,582 and 0 shares, respectively) (See Note 9)                         (80,965,935)               --
   Cost of shares repurchased (1,493,484 and 579,763 shares, respectively)                      (27,521,385)       (9,417,774)
                                                                                               ------------      ------------
Total                                                                                           (92,620,986)       55,696,969
                                                                                               ------------      ------------
CLASS I
   Proceeds from sales of shares (4,363 and 22,212 shares, respectively)                             82,848           381,947
   Net asset value of shares issued from reinvestment of distributions
      (558 and 1,191 shares, respectively)                                                           10,228            19,127
   Value of shares liquidated in connection with reclassification to
     Class A shares (91,733 and 0 shares, respectively) (See Note 9)                             (1,721,837)               --
   Cost of shares repurchased (970 and 19,968 shares, respectively)                                 (17,920)         (309,761)
                                                                                               ------------      ------------
Total                                                                                            (1,646,681)           91,313
                                                                                               ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        590,225        56,646,870
                                                                                               ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          2,205,372        67,960,362

NET ASSETS
   Beginning of period                                                                           98,680,917        30,720,555
                                                                                               ------------      ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
     IN EXCESS OF NET INVESTMENT INCOME OF $442,791 AND $(215,390), RESPECTIVELY)              $100,886,289      $ 98,680,917
                                                                                               ============      ============

                     See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                           -----------------------------------------------------------------------------------------
                                           SIX MONTHS                FOR THE PERIOD
                                              ENDED     YEAR ENDED   JANUARY 1, TO              YEAR ENDED DECEMBER 31,
                                        AUGUST 31, 2005 FEBRUARY 28, FEBRUARY 29,     ----------------------------------------------
                                           (UNAUDITED)     2005           2004         2003        2002       2001          2000
Net asset value, beginning of period         $19.02       $15.47         $14.84       $11.86      $12.88     $18.86        $28.01
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                0.21(7)      0.16          (0.03)        0.12        0.03      (0.10)        (0.03)
   Net realized and unrealized
     gain (loss)                               0.47         3.81           0.66         3.39       (1.05)     (5.41)        (5.30)
                                             ------       ------         ------       ------      ------     ------        ------
TOTAL FROM INVESTMENT OPERATIONS               0.68         3.97           0.63         3.51       (1.02)     (5.51)        (5.33)
                                             ------       ------         ------       ------      ------     ------        ------
LESS DISTRIBUTIONS AND OTHER
Dividends from net investment income          (0.08)       (0.16)            --        (0.06)         --      (0.12)        (0.08)
Distributions from net realized gains         (0.09)       (0.26)            --        (0.43)         --      (0.35)        (3.74)
Tax return of capital                            --           --             --        (0.06)         --         --            --
Payment by affiliate                             --           --(3)          --         0.02          --         --            --
                                             ------       ------         ------       ------      ------     ------        ------
TOTAL DISTRIBUTIONS                           (0.17)       (0.42)            --        (0.53)         --      (0.47)        (3.82)
                                             ------       ------         ------       ------      ------     ------        ------
Change in net asset value                      0.51         3.55           0.63         2.98       (1.02)     (5.98)        (9.15)
                                             ------       ------         ------       ------      ------     ------        ------
NET ASSET VALUE, END OF PERIOD               $19.53       $19.02         $15.47       $14.84      $11.86     $12.88        $18.86
                                             ======       ======         ======       ======      ======     ======        ======
Total return(1)                                3.62%(6)    26.15%(4)       4.25 %(6)   30.07%      (7.92)%   (29.22)%      (18.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                           $100,106       $2,714         $1,482       $1,473     $29,026    $44,356      $133,233
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                      1.25%(5)     1.25%(1)       1.25 %(5)    2.87%       2.44%      1.88 %(2)     1.38 %
   Gross operating expenses                    1.70%(5)     2.10%          2.63 %(5)    3.21%       2.44%      1.89 %(2)     1.39 %
   Net investment income (loss)                2.14%(5)     1.50%         (0.18)%(5)    0.11%       0.18%     (0.38)%       (0.15)%
Portfolio turnover                               32%(6)       32%            41 %(5)      65%         98%        92 %          69 %

                                                               CLASS C
                                 --------------------------------------------------------------------------------------
                                           SIX MONTHS               FOR THE PERIOD   FROM INCEPTION
                                             ENDED      YEAR ENDED   JANUARY 1, TO   OCTOBER 13, 2003
                                        AUGUST 31, 2005 FEBRUARY 28, FEBRUARY 29,     TO DECEMBER 31,
                                           (UNAUDITED)     2005          2004             2003

Net asset value, beginning of period         $19.11       $15.55         $14.95          $13.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                0.15(7)      0.01          (0.06)           0.11
   Net realized and unrealized gain (loss)     0.46         3.84           0.66            1.34
                                             ------       ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS               0.61         3.85           0.60            1.45
                                             ------       ------         ------          ------
LESS DISTRIBUTIONS AND OTHER
   Dividends from net investment income       (0.08)       (0.03)            --              --
   Distributions from net realized gains      (0.09)       (0.26)            --           (0.43)
   Payment by affiliate                          --           --(3)          --            0.02
                                             ------       ------         ------          ------
TOTAL DISTRIBUTIONS                           (0.17)       (0.29)            --           (0.41)
                                             ------       ------         ------          ------
Change in net asset value                      0.44         3.56           0.60            1.04
                                             ------       ------         ------          ------
NET ASSET VALUE, END OF PERIOD               $19.55       $19.11         $15.55          $14.95
                                             ======       ======         ======          ======
Total return(1)                                3.28%(6)    25.21%(4)       4.01 %(6)      10.71 %(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $780          $39            $12            $11
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                      2.00%(5)     2.00%          2.00 %(5)       1.92 %(5)
   Gross operating expenses                    2.54%(5)     2.86%          3.38 %(5)       5.85 %(5)
   Net investment income (loss)                1.50%(5)     0.76%         (1.05)%(5)      (0.14)%(5)
Portfolio turnover                               32%(6)       32%            41 %(5)         65 %(5)

(1) Sales charges are not reflected in total return calculation.
(2) Expense ratio increased by 0.13% as a result of a change in accounting principle related to the recording of redemption fees.
    Prior year numbers have not been restated to reflect this change.
(3) Amount is less than $0.01.
(4) During the fiscal year ended February 28, 2005, the fund's former adviser or an affiliate fully reimbursed the fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized.
(6) Not annualized.
(7) Computed using average shares outstanding.

                     See Notes to Financial Statements

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (UNAUDITED)


1. ORGANIZATION
   Phoenix Adviser Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two funds are offered for sale (each a "Fund"). Phoenix Focused Value Fund is non-diversified and seeks long-term capital appreciation. Phoenix Foreign Opportunities Fund is diversified and its primary investment objective is to seek long-term capital appreciation.
   The Funds offer the following classes of shares for sale:

                                         Class A     Class C
                                         -------     -------
Focused Value Fund ...................      X           X
Foreign Opportunities Fund ...........      X           X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On August 31, 2005, the Foreign Opportunities Fund utilized fair value pricing for its foreign common stocks.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (UNAUDITED) (CONTINUED)


E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.
   At August 31, 2005, the Funds had no forward currency contracts outstanding.

I. REPURCHASE AGREEMENT:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. INDEMNIFICATIONS:
   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

Focused Value Fund(1) ..............................   0.75%
Foreign Opportunities Fund(1) ......................   0.85%

   Effective June 20, 2005, PIC became Adviser to the Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund (formerly, the Focused Value Fund and International Equity Fund, each a "Janus Fund" and collectively, the "Janus Funds").

   (1) Prior to June 20, 2005 the adviser to the Janus Funds was Janus Capital ("Janus"). For its services to the Focused Value Fund, Janus' fees ranged from 0.96% to 0.75% based on the Funds average daily net assets. Janus contractually agreed to cap total operating expenses excluding administration fees, distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses at 0.90% of the average daily net assets of the fund.

          For its services to the International Equity Fund, Janus fees ranged from 0.99% to 0.75% based on the average daily net assets. Janus contractually agreed to cap total operating expenses excluding administration fees, distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses at 1.00% of the average daily net assets of the fund.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (UNAUDITED) (CONTINUED)

   PIC has contractually agreed to cap each Fund's operating expenses until March 31, 2006, to the extent that such expenses exceed the following percentages of average annual net assets:

                                                 Class A         Class C
                                                 -------         -------
Focused Value Fund ...............                1.15%           1.90%
Foreign Opportunities Fund .......                1.25%           2.00%

   PIC has contractually agreed to cap each Fund's operating expenses from April 1, 2006 through June 30, 2008, to the extent that such expenses exceed the following percentages of average annual net assets:

                                                 Class A         Class C
                                                 -------         -------
Focused Value Fund ...............                1.25%           2.00%
Foreign Opportunities Fund .......                1.35%           2.10%

   The Adviser will not seek to recapture any reimbursed expenses or waived investment advisory fees as part of this agreement.
   Effective June 20, 2005, under a sub-advisory agreement with PIC, Vontobel Asset Management, Inc., ("Vontobel") is the subadviser to the Funds. For its services, Vontobel is paid by the Adviser a fee based on the following schedule:

                                                                   Over
                                            $0 - 50 million     $50 million
                                            ---------------    -----------
Focused Value Fund (1) ...........                0.70%           0.375%
Foreign Opportunities Fund (1) ...                0.80%           0.425%

   (1) Prior to June 20, 2005, under a sub-advisory agreement with Janus, Vontobel was the subadviser to the Janus Funds. Janus paid Vontobel a subadviser fee ranging from 0.215% to 0.74% for the Focused Value Fund and 0.215% to 0.408% for the International Equity Fund based on the value of each Janus Fund's respective average daily net assets.
   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for period of June 21 to August 31, 2005, as follows:

                                                 Class A         Class C
                                               Net Selling      Deferred
                                               Commissions   Sales Charges
                                               -----------   -------------
Focused Value Fund ...............               $  626          $ --
Foreign Opportunities Fund .......                2,150           700

   For the period of March 29 through June 20, 2005, Janus Capital waived all contingent deferred sales charges ("CDSC") pending the effective date of the new advisory and subadvisory agreements. Prior to the waiver, the CDSC fees paid for the period of March 1, to March 28, 2005 was $0.
   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period of June 21, 2005 to August 31, 2005, the Trust incurred financial agent fees totaling $30,300.
   For the period of March 1, 2005 to June 20, 2005, Janus Services LLC ("Janus Services"), a wholly-owned subsidiary of Janus Capital acted as the Administrator to the Janus Funds and received fees of $60,197 from the funds ranging from 0.10% to 0.25% of the daily net assets of the Janus Funds.
   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended August 31, 2005, transfer agent fees were $104,442 as reported in the Statements of Operations, of which PEPCO retained the following:

                                            Transfer Agent
                                             Fee Retained
                                            From June 21 to
                                            August 31, 2005
                                           ----------------
Focused Value Fund ......................       $10,554
Foreign Opportunities Fund ..............        18,837

   Prior to June 21, 2005, Janus Services served as the Trust's transfer agent and was paid $11,094 by Focused Value Fund and $19,574 by the International Equity Fund for the period of March 1, 2005 through June 20, 2005. These fees are included in the transfer agent expenses as reported in the Statements of Operations.
   During the fiscal year ended February 28, 2005, Janus Services reimbursed the Focused Value Fund -- Investor Shares $585 and International Equity Fund -- Investor Shares $1,210, as a result of dilutions caused by incorrectly processed shareholder activity.
   At August 31, 2005, PNX and its affiliates and the retirement plans of PNX and its affiliates held 533,327 Class A shares of the Phoenix Foreign Opportunities Fund with an aggregate net asset value of $10,399,877.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (UNAUDITED) (CONTINUED)


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended August 31, 2005 (excluding U.S. Government and agency securities, forward currency contracts and short-term securities) were as follows:

                                         Purchases          Sales
                                        -----------      ----------
Focused Value Fund ...............      $11,702,639      20,419,227
Foreign Opportunities Fund .......       33,017,456      30,715,969

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended August 31, 2005.

5. 10% SHAREHOLDERS
   As of August 31, 2005, the Funds have single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding.

                                         Number of      % of Shares
                                          Accounts      Outstanding
                                      --------------   -----------
Focused Value Fund* ..............            2            36.3%
Foreign Opportunities Fund .......            1            23.7

   * For the Focused Value Fund one account representing 11.6% of the shares outstanding is held by Bank Vontobel Holding AG an affiliate of Vontobel Holding AG, which wholly owns Vontobal Asset Management, Inc. the subadvisor to the funds.

6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   At August 31, 2005, The Focused Value Fund held $33,992,873 in investments of financial institutions, including $11,391,550 issued by Berkshire Hathaway, comprising 51% and 17% of the total net assets of the Fund, respectively. The Foreign Opportunities Fund held $29,923,261 in investments with the foreign country determination of the United Kingdom comprising 30% of the total net assets of the Fund.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers, which may be used to offset future capital gains as follows:

                                                Expiration Year
                                    ----------------------------------------
                                        2009           2010         Total
                                    -----------    -----------    ----------
Focused Value Fund ...............   $       --    $       --     $       --
Foreign Opportunities Fund(1) ....    5,196,610     1,299,153      6,495,763

   Utilization of this capital loss carryover is subject to annual limitations.
   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. FUND INTEGRATION
   At a meeting held on March 24, 2005, the Board of Trustees (the "Janus Board") of the Focused Value Fund and the International Equity Fund (each a "Janus Fund" and collectively, the "Janus Funds"), each a series of Janus Adviser Trust (the "Janus Trust") voted to approve a transaction (the "Transaction") whereby the Janus Trust and Janus Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").
   In connection with the Transaction, at a special meeting held on May 17, 2005, shareholders of the Janus Funds approved a new investment advisory agreement with PIC and the continuation of Vontobel as subadviser, pursuant to a new investment subadvisory agreement between PIC and Vontobel. Also, in connection with the Transaction, shareholders approved the reconstitution of the Janus Board with a new slate of trustees comprised of fourteen trustees of the Phoenix Funds.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (UNAUDITED) (CONTINUED)

   The Transaction was completed on June 20, 2005 and the names of Focused Value Fund and International Equity Fund changed to Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, respectively. Additionally, the Janus Adviser trust was renamed the Phoenix Adviser Trust.
   Pursuant to the Transaction, on June 20, 2005, Janus Fund shareholders who held Class A and Class C shares remained in the same class of shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares had those shares converted to Class A shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares that were converted to Class A shares may continue, as long as such shares are held, to purchase Class A shares without any sales charges.
   Upon completion of the Transaction, PIC and Vontobel agreed that PIC will not, subject to certain exceptions, terminate the new sub-advisory agreement for a period of three years following the closing of the Transaction. PIC may terminate the new sub-advisory agreement pursuant to the following circumstances: (1) entry of an order against Vontobel that bars Vontobel from serving as in investment adviser: (2) the initiation of an enforcement proceeding against Vontobel that is grounded upon an alleged violation of law and/or applicable regulation and appears likely to limit Vontobel's ability to fulfill its duties under the new sub-advisory agreement; (3) bankruptcy or insolvency of Vontobel; (4) poor investment performance; or (5) significant portfolio management personnel changes. If PIC terminated the new subadvisory agreement for any other reason, PIC would be liable to Vontobel in the amount of $1.75 million for each Fund.
   Furthermore, Vontobel has reserved the right to require PIC to submit and recommend to the Phoenix Funds' Board of Trustees a proposal jointly crafted by Vontobel and PIC to reorganize the funds into one or more investment companies or funds that will utilize the services of Vontobel as sole adviser or subadviser if PIC fails to gather additional assets for Vontobel in the associated time periods:

   12 months after the closing ...........  $100 million
   24 months after the closing ...........  $200 million
   36 months after the closing ...........  $300 million

   Provided, however, that the asset targets listed above shall be reduced by twenty-five percent (25%) for any period in which one or both Fund's three-year performance is in the bottom half of its peer group, and fifty percent (50%) for any period in which one or both Funds' three-year performance is in the bottom quartile of its peer group.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ADVISER TRUST (F/K/A/ JANUS ADVISER) (THE "FUNDS") AUGUST 31, 2005 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Investment Advisory and Subadvisory Agreements for the funds. In approving each agreement, the Trustees primarily considered with respect to each fund, Focused Value Fund (n/k/a Phoenix Focused Value Fund) and International Equity Fund (n/k/a Phoenix Foreign Opportunities Fund) (the "Funds"), the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement. The Board of Janus Adviser, which was the predecessor Board of Phoenix Adviser Trust, reviewed the various considerations in connection with the approval of the new investment advisory and subadvisory agreements. On May 17, 2005 shareholders of Janus Adviser trust approved the new Investment Advisory Agreement between the Trust and Phoenix Investment Counsel, Inc. ("PIC") and also approved a new Subadvisory Agreement between PIC and Vontobel Asset Management, Inc. ("Vontobel"), the Funds' then and now, current subadviser.

INVESTMENT ADVISORY AGREEMENTS
   The Trustees met on three occasions with senior officers of Janus
Capital Management LLC ("JCM"), PIC and Vontobel to discuss the proposed change of advisers and to consider the qualifications of PIC and Vontobel.
In addition, they received from each of those parties and reviewed substantial written information as requested by them. Throughout that process the Disinterested Trustees were represented and advised by their own independent legal counsel. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things, the following factors: (a) the investment objective and strategy of each Fund;
(b) PIC, its current personnel (including particularly those personnel with the responsibilities for providing investment oversight and administrative services of the Funds), and its financial condition, resources and investment and compliance oversight process; (c) the terms of the current advisory agreements with JCM and the terms of the new advisory agreement with PIC, including the standard of care and termination provisions; (d) the scope and quality of the services that PIC was expected to provide to the Funds; (e) the structure and rate of advisory fees that would be payable to PIC by the respective Funds, the proposed expense limitations, the structure and rate of advisory fees payable to other advisers by comparable funds, the structure and rate of advisory fees charged by PIC to other clients and possible alternative fee structures; (f) the pro forma estimated total expense ratio of each Fund and of comparable funds managed by other advisers; (g) compensation expected to be payable by the Funds to PIC and its affiliates for other services; (h) the pro forma estimated profitability to PIC and its affiliates of their relationships with the Funds; (i) PIC's compliance record; (j) the competitive market for mutual funds in different distribution channels; and (k) the financial condition of affiliates of PIC over a three-year period ended December 31, 2004.
   After consideration of the factors and information referred to above, the Trustees reached several conclusions. They concluded that the proposed nature and extent of PIC's services to the Funds was appropriate and consistent with the terms of the New Advisory Agreement. They also concluded that PIC appeared to be well suited to become the investment adviser and manager of the Funds. In reaching their conclusions, the Trustees considered the factors described above as well as the following:
   o PIC's considerable experience serving as a manager of mana-gers for the Phoenix funds, whose portfolios are managed by subadvisers;
   o The considerable experience of PIC and its affiliates in providing the Phoenix funds general administrative services, including the preparation of regulatory filings, services to fund shareholders, distribution services and management of the relationships of those funds and PIC with third party service providers;
   o The quality of PIC's services to the Phoenix funds, which appears to be consistent with or superior to quality norms in the mutual fund industry;
   o The stated intention of PIC to actively promote the sale of shares of the Funds;
   o  The sufficiency of PIC's personnel and their education and experience;
   o The soundness of PIC's financial condition and PIC's relationship to a much larger financial services enterprise with very substantial financial resources; and
   o The proposed conversion of Class I Shares and Investor Shares of each Fund outstanding at the time that PIC became the investment adviser to the Funds into Class A Shares of the Funds that bear a lower rate of expenses and the right of holders of those shares to purchase additional Class A Shares without a sales load.
   The Trustees concluded that the estimated overall expense ratio of each surviving class of shares of each Fund, taking into account the expense limitations agreed to by PIC, was comparable to or more favorable than the expense ratios of its peers and that the fees that each Fund would pay to PIC are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees PIC charges to other clients.
   The Trustees concluded that, other than the services to be provided by PIC and its affiliates and the fees to be paid by the Funds therefor, the Funds and PIC may potentially benefit from their relationship with each other in other ways. They also concluded that success of the Funds could attract other business to PIC or other Phoenix funds and that the success of PIC could enhance PIC's ability to serve the Funds.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ADVISER TRUST
AUGUST 31, 2005 (UNAUDITED) (CONTINUED)


SUBADVISORY AGREEMENT
   Since the commencement of operations of the Trust, the Trustees have met at least quarterly with senior officers of Vontobel. In addition, as noted above, on three separate occasions they met with senior officers of Vontobel and others to consider the proposed change of investment advisers and the proposed continued engagement of Vontobel to manage the portfolios of the Funds. In addition, they received and reviewed from Vontobel substantial written information as requested by them. Throughout that process the Disinterested Trustees were represented and advised by their own independent legal counsel. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things, the following factors: (a) the investment objective and strategy of each Fund;
(b) Vontobel, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Funds), and its financial condition, resources and investment process;
(c) the terms of the current subadvisory agreements with Vontobel and the terms of the proposed new subadvisory agreement with Vontobel, including the standard of care and termination provisions; (d) the scope and quality of the services that Vontobel has provided and will continue to provide to the Funds; (e) the structure and rate of advisory fees payable to Vontobel by the respective Funds, the structure and rate of investment management fees charged by Vontobel to other clients and possible alternative fee structures; (f) the estimated total expense ratio of each Fund and of comparable funds managed by other advisers; (g) the methodology used by Vontobel in determining the compensation payable to portfolio managers and the competition for investment management talent; (h) Vontobel's agreement to discontinue the use of the Funds' portfolio brokerage transactions to obtain third party research through brokers; (i) Vontobel's compliance record; and (j) the competitive market for mutual funds in different distribution channels.
   After consideration of the information referred to above, the Trustees reached several conclusions. They concluded that the nature and extent of Vontobel's services to the Funds was appropriate and consistent with the terms of the new subadvisory agreement. They also concluded that the quality of Vontobel's services to the Funds had been very good. In reaching their conclusions, the Trustees considered the factors described above as well as the following:
   o Because Vontobel's principal responsibility is management of the Fund's investment portfolios, the investment performance achieved by Vontobel is an important indicator of the quality of services provided;
   o The quality of Vontobel's services to the Funds has been consistent with or superior to quality norms in the mutual fund industry;
   o Vontobel has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively, and has demonstrated its ability to attract and retain well qualified personnel; and
   o Vontobel's financial condition is sound, and Vontobel is part of a much larger financial services enterprise with very substantial financial resources.
   The Trustees concluded that the fees that PIC will pay to Vontobel under the new subadvisory agreement are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Vontobel charges to other clients.

EACH INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENT
   The Trustees concluded that, other than the services to be provided by Vontobel to the Funds pursuant to the proposed agreements and the fees to be paid by PIC therefor, the Funds and Vontobel may potentially benefit from their relationship with each other in other ways. They concluded that Vontobel would benefit from the receipt of proprietary research products and services to be acquired through commissions paid on portfolio transactions of the Funds and that the Funds would benefit from Vontobel's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Vontobel. They also concluded that success of the Funds could attract other business to Vontobel or its other funds and that the success of Vontobel could enhance Vontobel's ability to serve the Funds.

                       RESULTS OF SHAREHOLDER MEETING
                                MAY 17, 2005

   A Special Meeting of Shareholders of The Phoenix-Janus Adviser Funds was held on May 17, 2005, to approve the following matters:
      1. To elect fourteen Trustees to the Board of Trustees.
      2. Approve new Investment Advisory Agreement between the Trust and Phoenix Investment Counsel ("PIC")
      3. Approve new Subadvisory Agreements between PIC and Vontobel Asset management.
      4. Permit Phoenix Investment Counsel, Inc. to hire and replace Subadvisers or to modify Subadvisory Agreements without Shareholder approval.

   NUMBER OF VOTES:
      1. Election of Trustees

                                                                                              International Equity
                                                              Focused Value               (n/k/a Foreign Opportunities)
                                                     ---------------------------         -----------------------------
                                                         For            Withheld            For              Withheld
                                                     ----------         ---------        ----------          ---------
E. Virgil Conway                                     42,029,212         1,935,792        49,026,618          5,460,156
Harry Dalzell-Payne                                  42,036,480         1,928,524        49,956,228          5,530,546
S. Leland Dill                                       42,036,480         1,928,524        48,971,210          5,515,564
Francis E. Jeffries                                  42,036,480         1,928,524        48,971,210          5,515,564
Leroy Keith, Jr.                                     42,076,986         1,888,018        49,024,526          5,462,248
Marilyn E. LaMarche                                  42,048,390         1,916,614        48,966,018          5,520,756
Philip R. McLoughlin                                 42,088,462         1,876,542        49,031,748          5,455,025
Geraldine M. McNamara                                42,092,473         1,872,531        48,983,908          5,502,866
Everett L. Morris                                    42,034,132         1,930,871        48,971,210          5,515,564
James M. Oates                                       42,081,194         1,883,810        49,050,828          5,435,945
Donald B. Romans                                     42,036,480         1,928,524        48,971,210          5,515,564
Richard E. Segerson                                  42,102,719         1,862,285        49,036,240          5,450,533
Ferdinand L. J. Verdonck                             42,086,114         1,878,889        48,889,630          5,597,144
Lowell P. Weicker, Jr.                               42,032,415         1,932,589        49,017,211          5,469,563


                                                                                            International Equity
                                                              Focused Value                 (n/k/a Foreign Opportunities)
                                                  ---------------------------------      ---------------------------------
                                                       For      Against     Abstain          For       Against     Abstain
                                                  ----------   ---------  ---------      ----------  ----------  ---------
      2. New Investment Advisory Agreement        41,347,768   1,451,541  1,165,635      47,311,489   5,334,618  1,840,647

      3. Subadvisory Agreements with Vontobel     41,180,599   1,566,191  1,218,153      47,077,302   5,346,839  2,062,613

      4. Allow PIC to replace or modify
         subadvisory agreements                   29,610,029   5,005,210  1,127,530      37,382,371  12,631,526  2,040,904

PHOENIX ADVISER TRUST
101 Munson Street
Greenfield, MA 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
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[GRAPHIC OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP4298                                                                    10-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3.       With  respect  to  all  Trustees,   nominees  must  qualify  under  all
         applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.       The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS
------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
-------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) In connection with the integration of the registrant into the Phoenix Investment Partners, Ltd. ("Phoenix") complex of mutual funds, the registrant transitioned from the previous internal control environment to the Phoenix internal control environment. As a result of this change, the registrant retained certain new service providers, and there were certain changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. The notes to the financial statements contain more information about this transaction.

ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Phoenix Adviser Trust
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date                               November 1, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date                                November 1, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                              Nancy G. Curtiss,
                              Chief Financial Officer and Treasurer
                              (principal financial officer)

Date                                October 20, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.